Long-Term Time Deposits and Held-to-Maturiity Investments - Summary of Classification of Long Term Time Deposits and Held-to-Maturity Investments (Detail) - Long Term Investments - Corporate Debt Securities
¥ in Millions, $ in Millions
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule of Held-to-maturity Securities [Line Items]
Cost or Amortized cost	¥ 23,629		¥ 7,914
Gross unrecognized holding gains	170		100
Held-to-maturity debt investments, gross unrecognized holding losses	(111)
Fair value	¥ 23,688	$ 3,434	¥ 8,014